COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jan. 24, 2018
Claim was settled	$ 575,000
Identified in the claim estimated	5,200,000
Payments for Legal Disputes Settlements	2,400,000
Seeking the issuance	51,716,141
Partial settlement	1,050,000
Accrued damages	245,000
Seeking damages	11,000,000
Medmen Enterprises Inc. [Member]
Claim was settled		$ 575,000
Identified in the claim estimated		5,200,000
Payments for Legal Disputes Settlements		2,400,000
Seeking the issuance		51,716,141
Accrued damages		584,000
Seeking damages		11,000,000
Medmen Enterprises Inc. [Member] | MM Enterprises USA [Member]
Shares received			217,184,382
Class B Subordinate Voting Shares [Member]
Claim was settled	$ 250,000
Class B Subordinate Voting Shares [Member] | Medmen Enterprises Inc. [Member]
Claim was settled		$ 250,000